Accumulated Other Comprehensive (Loss)/Income (Tables)	12 Months Ended
Sep. 30, 2014
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table presents the changes in accumulated other comprehensive income (AOCI), net of tax by component:

	Foreign Currency Translation Adjustments	Pension/Postretirement Activity	Hedging Activity	Total
Balance at September 30, 2013	$4.8	$(178.2)	$0.5	$(172.9)
OCI before reclassifications	(83.0)	(36.8)	7.1	(112.7)
Reclassifications to earnings	—	12.2	2.3	14.5
Balance at September 30, 2014	$(78.2)	$(202.8)	$9.9	$(271.1)

Comprehensive Income (Loss) Note [Text Block]
The following table presents the reclassifications out of AOCI:

	For the Twelve Months Ended September 30, 2014
Details of AOCI Components	Amount Reclassified from AOCI (1)	Affected Line Item in the Consolidated Statements of Earnings
Gains and losses on cash flow hedges
Foreign exchange contracts	$4.7	Other financing items, net
	4.7	Total before tax
	(2.4)	Tax (expense)/benefit
	$2.3	Net of tax
Amortization of defined benefit pension/postretirement items
Prior service costs	0.3	(2)
Actuarial losses	18.4	(2)
Settlement gain	0.2	(2)
	18.9	Total before tax
	(6.7)	Tax (expense)/benefit
	$12.2	Net of tax
Total reclassifications for the period	$14.5	Net of tax

(1)	Amounts in parentheses indicate debits to profit/loss.

(2)	These AOCI components are included in the computation of net periodic benefit cost (see Note 11 for further details).